UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07326

                          Gabelli Investor Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              THE GABELLI ABC FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2008

TO OUR SHAREHOLDERS,

     During the second quarter of 2008, The Gabelli ABC Fund's (the "Fund") net asset value ("NAV") per share rose 0.6%, while the Standard & Poor's ("S&P") 500 Index was down 2.7% and the Lipper U.S. Treasury Money Market Fund Average rose 0.3%. For the six month period ended June 30, 2008, the Fund was down 0.4% versus a drop of 11.9% for the S&P 500 Index and a rise of 0.8% for the Lipper U.S. Treasury Money Market Fund Average.

     Enclosed are the financial statements and the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)

                                                                                           Since
                                          Year to                                        Inception
                                Quarter     Date    1 Year   3 Year   5 Year   10 Year   (5/14/93)
                                -------   -------   ------   ------   ------   -------   ---------
GABELLI ABC FUND
   AAA SHARES ...............     0.62%    (0.41)%    1.20%   7.22%    5.74%     6.17%      7.36%
   ADVISOR SHARES ...........     0.62     (0.51)     0.98    7.11     5.68      6.14       7.34
S&P 500 Index ...............    (2.72)   (11.90)   (13.11)   4.40     7.58      2.88       9.34
Lipper U.S. Treasury Money
   Market Average ...........     0.28      0.79      2.68    3.47     2.40      2.89       3.45(b)

IN THE CURRENT PROSPECTUS, THE FUND'S EXPENSE RATIOS ARE 0.65% FOR THE CLASS AAA SHARES AND 0.92% FOR THE ADVISOR CLASS SHARES. THE FUND DOES NOT HAVE A SALES CHARGE.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES OF THE FUND HAD NOT BEEN WAIVED OR REIMBURSED FROM APRIL 1, 2002 THROUGH APRIL 30, 2007. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER U.S. TREASURY MONEY MARKET FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF THE ADVISOR CLASS SHARES ON MAY 1, 2007. THE ACTUAL PERFORMANCE OF THE ADVISOR CLASS SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THIS CLASS OF SHARES.

(b) FROM APRIL 30, 1993, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.

     We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI ABC FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2008 through June 30, 2008

                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                          Beginning         Ending      Annualized     Expenses
                        Account Value   Account Value     Expense    Paid During
                           01/01/08        06/30/08        Ratio       Period*
                        -------------   -------------   ----------   -----------
THE GABELLI ABC FUND
ACTUAL FUND RETURN
Class AAA                 $1,000.00         $995.90        0.64%        $3.18
Advisor Class             $1,000.00         $994.90        0.89%        $4.41
HYPOTHETICAL 5% RETURN
Class AAA                 $1,000.00       $1,021.68        0.64%        $3.22
Advisor Class             $1,000.00       $1,020.44        0.89%        $4.47

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2008:

THE GABELLI ABC FUND

U.S. Government Obligations ...........     61.5%
Business Services .....................      6.8%
Computer Software and Services ........      5.9%
Food and Beverage .....................      4.8%
Energy and Utilities ..................      4.3%
Wireless Communications ...............      3.9%
Financial Services ....................      3.6%
Entertainment .........................      1.5%
Automotive: Parts and Accessories .....      1.4%
Aerospace .............................      1.3%
Telecommunications ....................      1.3%
Health Care ...........................      1.2%
Cable and Satellite ...................      0.6%
Hotels and Gaming .....................      0.5%
Retail ................................      0.4%
Electronics ...........................      0.4%
Equipment and Supplies ................      0.3%
Consumer Products .....................      0.3%
Broadcasting ..........................      0.2%
Metals and Mining .....................      0.2%
Aviation: Parts and Services ..........      0.2%
Transportation ........................      0.2%
Diversified Industrial ................      0.1%
Educational Services ..................      0.1%
Publishing ............................      0.0%
Real Estate ...........................      0.0%
Agriculture ...........................      0.0%
Communications Equipment ..............      0.0%
Home Furnishings ......................      0.0%
Other Assets and Liabilities (Net) ....     (1.0)%
                                           -----
                                           100.0%
                                           =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554).THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                                                             MARKET
   SHARES                                                      COST           VALUE
------------                                               ------------   ------------
               COMMON STOCKS -- 39.3%
               AEROSPACE -- 1.3%
      40,000   DRS Technologies Inc. ...................   $  3,094,295   $  3,148,800
                                                           ------------   ------------
               AGRICULTURE -- 0.0%
         300   Provimi SA ..............................         13,974          7,954
                                                           ------------   ------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.4%
      18,000   BERU AG .................................      1,565,639      2,119,848
     100,000   CSK Auto Corp.+ .........................        945,944      1,048,000
       5,000   Lear Corp.+ .............................        118,296         70,900
                                                           ------------   ------------
                                                              2,629,879      3,238,748
                                                           ------------   ------------
               AVIATION: PARTS AND SERVICES -- 0.2%
       7,000   Kaman Corp. .............................        122,323        159,320
     125,300   The Fairchild Corp., Cl. A+ .............        368,885        264,383
                                                           ------------   ------------
                                                                491,208        423,703
                                                           ------------   ------------
               BROADCASTING -- 0.2%
       9,000   Cogeco Inc. .............................        175,303        273,610
      12,000   Emmis Communications Corp., Cl. A+ ......         88,849         30,240
         787   Granite Broadcasting Corp.+ .............          9,454          5,123
         500   Liberty Media Corp. - Capital, Cl. A+ ...          5,171          7,200
      40,000   Lin TV Corp., Cl. A+ ....................        593,944        238,400
       1,500   Salem Communications Corp., Cl. A .......          7,661          2,955
                                                           ------------   ------------
                                                                880,382        557,528
                                                           ------------   ------------
               BUSINESS SERVICES -- 6.6%
         600   Alliance Data Systems Corp.+ ............         30,303         33,930
       2,000   AMICAS Inc.+ ............................          5,696          5,680
       5,000   Angelica Corp. ..........................        106,997        106,350
     220,000   ChoicePoint Inc.+ .......................     10,624,452     10,604,000
     130,000   Diebold Inc. ............................      4,846,543      4,625,400
       3,100   HireRight Inc.+ .........................         52,011         53,010
       5,000   PHH Corp.+ ..............................        123,752         76,750
       2,000   Trans-Lux Corp.+ ........................         11,139          7,200
                                                           ------------   ------------
                                                             15,800,893     15,512,320
                                                           ------------   ------------
               CABLE AND SATELLITE -- 0.6%
      50,000   Cablevision Systems Corp., Cl. A+ .......      1,307,829      1,130,000
      33,100   Zon Multimedia Servicos de
                  Telecomunicacoes e
                  Multimedia SGPS SA ...................        325,373        275,165
         845   Zon Multimedia Servicos de
                  Telecomunicacoes e
                  Multimedia SGPS SA, ADR ..............         12,126          7,029
                                                           ------------   ------------
                                                              1,645,328      1,412,194
                                                           ------------   ------------

                                                                             MARKET
   SHARES                                                      COST           VALUE
------------                                               ------------   ------------
               COMPUTER SOFTWARE AND SERVICES -- 5.9%
       1,500   Affiliated Computer Services
                  Inc., Cl. A+ .........................   $     62,327   $     80,235
     450,000   Electronic Data Systems Corp. ...........     11,029,616     11,088,000
      10,000   Mentor Graphics Corp.+ ..................        154,365        158,000
      60,000   Metavante Technologies Inc.+ ............      1,401,936      1,357,200
       2,000   NDS Group plc, ADR+ .....................        119,072        118,400
   1,215,000   StorageNetworks Inc., Escrow+ (a) .......              0         36,450
       1,000   Tumbleweed Communications Corp.+ ........          2,595          2,620
      60,000   Yahoo! Inc.+ ............................      1,711,912      1,239,600
                                                           ------------   ------------
                                                             14,481,823     14,080,505
                                                           ------------   ------------
               CONSUMER PRODUCTS -- 0.3%
      10,000   Ducati Motor Holding SpA+ ...............         25,123         25,774
      14,000   Harman International Industries Inc. ....        835,053        579,460
      50,000   Levcor International Inc.+ ..............        117,200          7,750
      30,000   Revlon Inc., Cl. A+ .....................         64,431         25,500
                                                           ------------   ------------
                                                              1,041,807        638,484
                                                           ------------   ------------
               DIVERSIFIED INDUSTRIAL -- 0.1%
       1,000   Ampco-Pittsburgh Corp. ..................         15,394         44,480
         600   Hexagon AB, Cl. B .......................         16,731         10,959
       6,000   Katy Industries Inc.+ ...................         25,438         11,700
      22,000   Myers Industries Inc. ...................        412,442        179,300
      50,700   WHX Corp.+ ..............................        494,075         75,543
                                                           ------------   ------------
                                                                964,080        321,982
                                                           ------------   ------------
               EDUCATIONAL SERVICES -- 0.1%
      15,000   Corinthian Colleges Inc.+ ...............        112,880        174,150
                                                           ------------   ------------
               ELECTRONICS -- 0.4%
      70,000   Alliance Semiconductor Corp. ............        291,131         59,850
      29,000   Excel Technology Inc.+ ..................        864,849        647,280
      25,600   MoSys Inc.+ .............................         97,928        125,696
                                                           ------------   ------------
                                                              1,253,908        832,826
                                                           ------------   ------------
               ENERGY AND UTILITIES -- 4.3%
       1,000   Anadarko Petroleum Corp. ................         46,660         74,840
     560,000   Aquila Inc.+ ............................      2,289,681      2,111,200
      30,000   Energy East Corp. .......................        750,044        741,600
           1   Forest Oil Corp.+ .......................             43             75
      10,263   Mirant Corp.+ ...........................        175,575        401,796
     250,000   Mirant Corp., Escrow+ (a) ...............              0              0
       5,000   Northeast Utilities .....................         67,167        127,650
      62,000   NorthWestern Corp. ......................      1,913,805      1,576,040
       4,000   Oesterreichische
                  Elektrizitaetswirtschafts AG,
                  Cl. A ................................        209,624        358,472

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                             MARKET
   SHARES                                                      COST           VALUE
------------                                               ------------   ------------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES (CONTINUED)
       1,000   Origin Energy Ltd. ......................   $     15,738   $     15,454
      25,000   Progress Energy Inc., CVO+ (a) ..........         13,000          8,250
      90,000   Puget Energy Inc. .......................      2,508,931      2,159,100
       5,000   Queensland Gas Co. Ltd.+ ................          5,310         25,740
         600   REpower Systems AG+ .....................         90,190        200,063
         500   Stone Energy Corp.+ .....................         19,317         32,955
      44,000   Suez SA, Strips+ ........................              0            693
     250,000   Synenco Energy Inc., Cl. A+ .............      2,232,718      2,204,080
     100,000   WesternZagros Resources Ltd.+ ...........        371,041        292,243
                                                           ------------   ------------
                                                             10,708,844     10,330,251
                                                           ------------   ------------
               ENTERTAINMENT -- 1.5%
       1,001   Chestnut Hill Ventures+ (a) .............          3,749         28,178
       5,000   Discovery Holding Co., Cl. A+ ...........        112,326        109,800
       2,000   Liberty Media Corp. - Entertainment,
                  Cl. A+ ...............................         27,149         48,460
     127,100   Take-Two Interactive Software Inc.+ .....      3,291,529      3,249,947
                                                           ------------   ------------
                                                              3,434,753      3,436,385
                                                           ------------   ------------
               EQUIPMENT AND SUPPLIES -- 0.3%
      25,000   Baldwin Technology Co. Inc., Cl. A+ .....         59,500         59,375
         300   HeidelbergCement AG .....................         21,980         43,535
          60   Hexpol AB+ ..............................            881            501
      45,000   Industrial Distribution Group Inc.+ .....        515,945        539,550
                                                           ------------   ------------
                                                                598,306        642,961
                                                           ------------   ------------
               FINANCIAL SERVICES -- 3.6%
       3,000   Argo Group International Holdings Ltd.+..         79,004        100,680
      25,000   Fifth Third Bancorp .....................        833,990        254,500
       4,000   Franklin Bank Corp.+ ....................         20,560          2,440
       4,000   H&R Block Inc. ..........................         89,704         85,600
      20,000   Hilb Rogal & Hobbs Co. ..................        883,400        869,200
       3,000   Leucadia National Corp. .................         30,175        140,820
       5,018   NewAlliance Bancshares Inc. .............         69,527         62,624
         818   PNC Financial Services Group Inc. .......         55,392         46,708
       2,000   Provident New York Bancorp ..............         30,603         22,120
      80,000   SAFECO Corp. ............................      5,341,764      5,372,800
      60,000   SLM Corp.+ ..............................      1,616,423      1,161,000
      13,000   Wachovia Corp. ..........................        444,677        201,890
       5,000   Wells Fargo & Co. .......................        149,201        118,750
                                                           ------------   ------------
                                                              9,644,420      8,439,132
                                                           ------------   ------------

                                                                             MARKET
   SHARES                                                      COST           VALUE
------------                                               ------------   ------------
               FOOD AND BEVERAGE -- 4.8%
         500   Genesee Corp., Cl. A+ (a) ...............   $          0   $          0
      12,200   Genesee Corp., Cl. B+ (a) ...............          1,020              0
      65,000   Grupo Continental SAB de CV .............         99,870        165,382
      40,000   Nissin Food Products Co. Ltd. ...........      1,383,677      1,341,056
       8,000   Pernod-Ricard SA ........................        720,909        821,866
       1,100   Quilmes Industrial SA, ADR (a) ..........         90,519         79,200
       7,000   Remy Cointreau SA .......................        447,995        382,766
       1,000   Sara Lee Corp. ..........................         16,435         12,250
     110,000   Wm. Wrigley Jr. Co. .....................      8,450,561      8,555,800
                                                           ------------   ------------
                                                             11,210,986     11,358,320
                                                           ------------   ------------
               HEALTH CARE -- 1.2%
      20,000   Advanced Medical Optics Inc.+ ...........        611,151        374,800
         468   Allergan Inc. ...........................         27,203         24,359
      12,000   Applera Corp. ...........................        408,395        401,760
      10,000   Apria Healthcare Group Inc.+ ............        199,431        193,900
       6,000   ArthroCare Corp.+ .......................        247,508        244,860
       3,000   Biogen Idec Inc.+ .......................        167,447        167,670
      10,000   I-Flow Corp.+ ...........................        133,176        101,500
      10,000   IMS Health Inc. .........................        275,163        233,000
       1,000   Tercica Inc.+ ...........................          8,815          8,830
     100,000   Third Wave Technologies Inc.+ ...........      1,114,535      1,116,000
       1,747   UCB SA ..................................        123,761         64,886
                                                           ------------   ------------
                                                              3,316,585      2,931,565
                                                           ------------   ------------
               HOTELS AND GAMING -- 0.5%
         600   Las Vegas Sands Corp.+ ..................         18,278         28,464
      31,000   MGM Mirage+ .............................      2,224,100      1,050,590
                                                           ------------   ------------
                                                              2,242,378      1,079,054
                                                           ------------   ------------
               METALS AND MINING -- 0.2%
       7,000   Barrick Gold Corp. ......................        204,960        318,500
      10,000   Gold Fields Ltd., ADR ...................        127,423        126,500
       4,000   NovaGold Resources Inc.+ ................         62,865         29,800
      10,000   Royal Oak Mines Inc.+ (a) ...............         11,858              0
      10,000   Uranium One Inc.+ .......................        107,987         47,073
                                                           ------------   ------------
                                                                515,093        521,873
                                                           ------------   ------------
               PUBLISHING -- 0.0%
       8,000   PagesJaunes Groupe SA ...................        221,911        117,769
                                                           ------------   ------------
               REAL ESTATE -- 0.0%
         316   HomeFed Corp.+ ..........................            566         14,836
                                                           ------------   ------------
               RETAIL -- 0.4%
      50,000   Denny's Corp.+ ..........................        149,592        142,000
       4,500   Genesco Inc.+ ...........................        194,144        138,915
      30,000   Pier 1 Imports Inc.+ ....................        206,925        103,200
       2,000   Saks Inc.+ ..............................         29,368         21,960
      10,000   SUPERVALU Inc. ..........................        297,500        308,900

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                             MARKET
   SHARES                                                      COST           VALUE
------------                                               ------------   ------------
               COMMON STOCKS (CONTINUED)
               RETAIL (CONTINUED)
       1,529   The Finish Line Inc., Cl. A+ ............   $     12,553   $     13,302
      10,000   The Great Atlantic &
                  Pacific Tea Co. Inc.+ ................        298,000        228,200
                                                           ------------   ------------
                                                              1,188,082        956,477
                                                           ------------   ------------
               TELECOMMUNICATIONS -- 1.3%
     331,000   Asia Satellite Telecommunications
                  Holdings Ltd. ........................        754,369        509,411
      14,000   Corning Inc. ............................        179,678        322,700
          94   FairPoint Communications Inc. ...........            885            678
     110,000   Portugal Telecom SGPS SA ................      1,278,167      1,248,701
      75,000   Radyne Corp.+ ...........................        837,720        857,250
       3,000   Telegroup Inc.+ (a) .....................             31              0
       5,000   Verizon Communications Inc. .............        177,034        177,000
                                                           ------------   ------------
                                                              3,227,884      3,115,740
                                                           ------------   ------------
               TRANSPORTATION -- 0.2%
       2,000   Geodis SA ...............................        415,860        423,592
                                                           ------------   ------------
               WIRELESS COMMUNICATIONS -- 3.9%
         500   American Tower Corp., Cl. A+ ............          7,707         21,125
      14,000   Metricom Inc.+ ..........................          1,680              1
     200,000   Rural Cellular Corp., Cl. A+ ............      8,790,891      8,902,000
       2,000   Superior Essex Inc.+ ....................         89,424         89,260
       6,000   United States Cellular Corp.+ ...........        276,260        339,300
      50,000   Winstar Communications Inc.+ (a) ........          2,125             50
                                                           ------------   ------------
                                                              9,168,087      9,351,736
                                                           ------------   ------------
               TOTAL COMMON STOCKS .....................     98,304,212     93,068,885
                                                           ------------   ------------
               PREFERRED STOCKS -- 0.0%
               COMMUNICATIONS EQUIPMENT -- 0.0%
               RSL Communications Ltd.,
       1,000      7.500%, Cv. Pfd.+ (a) ................             92              0
       2,000      7.500%, Cv. Pfd., Ser. A+ (a) ........            185              0
                                                           ------------   ------------
                                                                    277              0
                                                           ------------   ------------
               HOME FURNISHINGS -- 0.0%
       8,000   O'Sullivan Industries Holdings Inc.,
                  12.000% Pfd.+ (a) ....................          4,750              0
                                                           ------------   ------------
               TOTAL PREFERRED STOCKS ..................          5,027              0
                                                           ------------   ------------

 PRINCIPAL                                                                   MARKET
   AMOUNT                                                      COST           VALUE
------------                                               ------------   ------------
               CORPORATE BONDS -- 0.2%
               BUSINESS SERVICES -- 0.2%
$    498,626   GP Strategies Corp., Sub. Deb.,
                  6.000%, 08/14/08 (a)(b) ..............   $    449,615   $    449,615
                                                           ------------   ------------
               COMPUTER SOFTWARE AND SERVICES -- 0.0%
     100,000   Exodus Communications Inc., Sub. Deb.,
                  5.250%, 02/15/09+ (a) ................          2,250              0
                                                           ------------   ------------
               CONSUMER PRODUCTS -- 0.0%
   3,600,000   Pillowtex Corp., Sub. Deb. Cv.,
                  6.000%, 12/15/17+ (a) ................              0              0
                                                           ------------   ------------
               RETAIL -- 0.0%
     200,000   RDM Sports Group Inc., Sub. Deb.,
                  8.000%, 08/15/15+ (a) ................          4,000              0
                                                           ------------   ------------
               TRANSPORTATION -- 0.0%
     850,000   Builders Transport Inc., Sub. Deb. Cv.,
                  6.500%, 05/01/11+ (a) ................          8,500              0
                                                           ------------   ------------
               TOTAL CORPORATE BONDS ...................        464,365        449,615
                                                           ------------   ------------

   SHARES
------------
               WARRANTS -- 0.0%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
         377   Federal-Mogul Corp., expire 12/27/14+ ...         14,912            528
                                                           ------------   ------------
               BROADCASTING -- 0.0%
       1,969   Granite Broadcasting Corp.,
                  Ser. A, expire 06/04/12+ .............              0             99
       1,969   Granite Broadcasting Corp.,
                  Ser. B, expire 06/04/12+ .............              0            492
                                                           ------------   ------------
                                                                      0            591
                                                           ------------   ------------
               CONSUMER PRODUCTS -- 0.0%
      10,396   Pillowtex Corp., expire 11/24/09+ (a) ...         45,461              1
                                                           ------------   ------------
               DIVERSIFIED INDUSTRIAL -- 0.0%
     284,777   National Patent Development Corp.,
                  expire 08/14/08+ (a)(b) ..............              0             10
                                                           ------------   ------------
               TOTAL WARRANTS ..........................         60,373          1,130
                                                           ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

 PRINCIPAL                                                                   MARKET
   AMOUNT                                                      COST           VALUE
------------                                               ------------   ------------
               U.S. GOVERNMENT OBLIGATIONS -- 61.5%
               U.S. TREASURY BILLS -- 55.9%
$132,849,000   U.S. Treasury Bills,
                  1.132% to 2.038%++,
                  07/03/08 to 11/28/08 .................   $132,336,242   $132,262,804
                                                           ------------   ------------
               U.S. TREASURY NOTES -- 5.6%
  13,325,000   U.S. Treasury Note,
                  5.000%, 07/31/08 .....................     13,356,409     13,356,409
                                                           ------------   ------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS .......    145,692,651    145,619,213
                                                           ------------   ------------
               TOTAL INVESTMENTS -- 101.0% .............   $244,526,628    239,138,843
                                                           ============
               OTHER ASSETS AND LIABILITIES
                  (NET) -- (1.0)% ......................                    (2,481,958)
                                                                          ------------
               NET ASSETS -- 100.0% ....................                  $236,656,885
                                                                          ============

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of fair valued securities amounted to $601,754 or 0.25% of net assets.

(b) At June 30, 2008, the Fund held investments in restricted and illiquid securities amounting to $449,625 or 0.19% of net assets, which were valued under methods approved by the Board of Directors as follows:

 ACQUISITION                                                                           06/30/08
   SHARES/                                                                             CARRYING
 PRINCIPAL                                                 ACQUISITION   ACQUISITION     VALUE
   AMOUNT      ISSUER                                          DATE          COST      PER UNIT
------------   ------                                      -----------   -----------   --------
     284,777   National Patent Development Corp.
                  warrants expire 08/14/08 .............     11/24/04    $      0.00   $ 0.0000
$    498,626   GP Strategies Corp., Sub. Deb.,
                  6.000%, 08/14/08 .....................     08/08/03        344,072     0.9017

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

CVO  Contingent Value Obligation

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $244,526,628) ....................   $239,138,843
   Cash .........................................................         33,132
   Receivable for investments sold ..............................        370,973
   Receivable for Fund shares sold ..............................        381,278
   Dividends and interest receivable ............................        353,816
   Unrealized appreciation on swap contracts ....................          1,900
   Prepaid expenses .............................................         31,363
                                                                    ------------
   TOTAL ASSETS .................................................    240,311,305
                                                                    ------------
LIABILITIES:
   Payable for investments purchased ............................      3,471,540
   Payable for Fund shares redeemed .............................         13,513
   Payable for investment advisory fees .........................         96,972
   Payable for distribution fees ................................          3,524
   Payable for accounting fees ..................................          3,751
   Unrealized depreciation on swap contracts ....................          1,623
   Other accrued expenses .......................................         63,497
                                                                    ------------
   TOTAL LIABILITIES ............................................      3,654,420
                                                                    ------------
   NET ASSETS applicable to 24,251,880
      shares outstanding ........................................   $236,656,885
                                                                    ============
NET ASSETS CONSIST OF:
   Capital stock, at $0.001 par value ...........................   $238,102,046
   Accumulated net investment income ............................      1,273,239
   Accumulated net realized gain on investments,
      swap contracts, and foreign currency
      transactions ..............................................      2,666,900
   Net unrealized depreciation on investments ...................     (5,387,785)
   Net unrealized appreciation on swap contracts ................            277
   Net unrealized appreciation on foreign
      currency translations .....................................          2,208
                                                                    ------------
   NET ASSETS ...................................................   $236,656,885
                                                                    ============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net Asset Value, offering and redemption price
      per share ($219,140,365 / 22,453,486 shares
      outstanding; 500,000,000 shares authorized) ...............   $       9.76
                                                                    ============
   ADVISOR CLASS:
   Net Asset Value, offering and redemption price
      per share ($17,516,520 / 1,798,394 shares
      outstanding; 500,000,000 shares authorized) ...............   $       9.74
                                                                    ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $27,735) ..................   $    458,190
   Interest .....................................................      1,374,781
                                                                    ------------
   TOTAL INVESTMENT INCOME ......................................      1,832,971
                                                                    ------------
EXPENSES:
   Investment advisory fees .....................................        519,641
   Distribution fees - Advisor Class ............................         17,055
   Shareholder communications expenses ..........................         25,207
   Legal and audit fees .........................................         23,818
   Custodian fees ...............................................         22,537
   Accounting fees ..............................................         22,500
   Shareholder services fees ....................................         18,190
   Registration expenses ........................................         16,456
   Directors' fees ..............................................          4,963
   Interest expense .............................................          1,671
   Miscellaneous expenses .......................................         12,238
                                                                    ------------
   TOTAL EXPENSES ...............................................        684,276
   Less: Custodian fee credits ..................................         (9,225)
                                                                    ------------
   NET EXPENSES .................................................        675,051
                                                                    ------------
   NET INVESTMENT INCOME ........................................      1,157,920
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS, SWAP CONTRACTS, AND
   FOREIGN CURRENCY:
   Net realized gain on investments .............................      2,940,451
   Net realized loss on swap contracts ..........................       (119,225)
   Net realized gain on foreign currency transactions ...........          2,896
                                                                    ------------
   Net realized gain on investments, swap contracts,
      and foreign currency transactions .........................      2,824,122
                                                                    ------------
   Net change in unrealized appreciation/depreciation
      on investments ............................................     (5,510,665)
   Net change in unrealized appreciation/depreciation
      on swap contracts .........................................        115,594
   Net change in unrealized appreciation/depreciation
      on foreign currency translations ..........................            477
                                                                    ------------
   Net change in unrealized appreciation/depreciation
      on investments, swap contracts, and foreign
      currency translations .....................................     (5,394,594)
                                                                    ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS, SWAP CONTRACTS,
      AND FOREIGN CURRENCY ......................................     (2,570,472)
                                                                    ------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ...........................................   $ (1,412,552)
                                                                    ============

                See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED
                                                                          JUNE 30, 2008       YEAR ENDED
                                                                           (UNAUDITED)     DECEMBER 31, 2007
                                                                        ----------------   -----------------
OPERATIONS:
   Net investment income ............................................     $   1,157,920       $  3,493,442
   Net realized gain on investments, swap contracts, and foreign
      currency transactions .........................................         2,824,122         14,874,842
   Net change in unrealized appreciation/depreciation on
      investments, swap contracts, and foreign
      currency translations .........................................        (5,394,594)        (4,225,810)
                                                                          -------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..        (1,412,552)        14,142,474
                                                                          -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA .....................................................                --         (2,804,616)
      Advisor Class .................................................                --            (99,460)
                                                                          -------------       ------------
                                                                                     --         (2,904,076)
                                                                          -------------       ------------
   Net realized gain on investments
      Class AAA .....................................................                --        (12,478,122)
      Advisor Class .................................................                --           (476,767)
                                                                          -------------       ------------
                                                                                     --        (12,954,889)
                                                                          -------------       ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................                --        (15,858,965)
                                                                          -------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Class AAA ........................................................        44,137,834         22,754,023
   Advisor Class ....................................................        10,663,548          7,454,321
                                                                          -------------       ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......        54,801,382         30,208,344
                                                                          -------------       ------------
   REDEMPTION FEES ..................................................                 1                 85
                                                                          -------------       ------------
   NET INCREASE IN NET ASSETS .......................................        53,388,831         28,491,938
NET ASSETS:
   Beginning of period ..............................................       183,268,054        154,776,116
                                                                          -------------       ------------
   End of period (including undistributed net investment
      income of $1,273,239 and $115,319, respectively) ..............     $ 236,656,885       $183,268,054
                                                                          =============       ============

                See accompanying notes to financial statements.

THE GABELLI ABC FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

                                               INCOME
                                      FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
                                ----------------------------------------   ----------------------------------------
                                                  Net
                                               Realized
                    Net Asset                    and            Total                      Net
                      Value,       Net         Unrealized       from          Net        Realized
Period Ended        Beginning   Investment   Gain/(Loss) on   Investment   Investment     Gain on         Total       Redemption
December 31         of Period   Income(a)     Investments     Operations     Income     Investments   Distributions     Fees(a)
-----------------   ---------   ----------   --------------   ----------   ----------   -----------   -------------   ----------
CLASS AAA
   2008(b)           $ 9.80       $0.06         $(0.10)         $(0.04)         --            --            --         $0.00(c)
   2007               10.00        0.16           0.55            0.71      $(0.17)       $(0.74)       $(0.91)         0.00(c)
   2006                9.85        0.30           0.88            1.18       (0.26)        (0.77)        (1.03)         0.00(c)
   2005                9.85        0.17           0.32            0.49       (0.15)        (0.34)        (0.49)         0.00(c)
   2004                9.83        0.08           0.11            0.19       (0.08)        (0.09)        (0.17)         0.00(c)
   2003                9.64        0.05           0.43            0.48       (0.01)        (0.28)        (0.29)           --
ADVISOR CLASS (G)
   2008(b)           $ 9.79       $0.04         $(0.09)         $(0.05)         --            --            --         $0.00(c)
   2007               10.33        0.12           0.24            0.36      $(0.16)       $(0.74)       $(0.90)         0.00(c)


                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                        -----------------------------------------------------------------

                     Net                                           Operating     Operating
                    Asset               Net Assets,                Expenses      Expenses
                    Value,                End of          Net       Before        Net of        Portfolio
Period Ended        End of     Total      Period      Investment     Fees          Fees         Turnover
December 31         Period    Return+   (in 000's)      Income      Waived        Waived         Rate++
-----------------   ------    -------   -----------   ----------   ---------   --------------   ---------
CLASS AAA
   2008(b)          $ 9.76     (0.4)%     $219,140       1.13%(d)   0.63%(d)   0.64%(d)(e)(f)      189%
   2007               9.80      7.1        176,322       1.50       0.79       0.65(e)(f)          204
   2006              10.00     12.0        154,776       2.44       1.14       0.64(e)(f)          190
   2005               9.85      5.0        176,989       1.26       1.14       0.64(e)             127
   2004               9.85      1.9        301,255       0.83       1.15       0.61                141
   2003               9.83      4.9        294,070       0.59       1.40       0.65                244
ADVISOR CLASS (G)
   2008(b)          $ 9.74     (0.5)%     $ 17,517       0.88%(d)   0.88%(d)   0.89%(d)(e)(f)      189%
   2007               9.79      3.5          6,946       1.74(d)    0.89(d)    0.92((d)(e)(f)      204

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended December 31, 2007, 2006, 2005, 2004, and 2003 would have been 439%,
     394%, 302%, 268%, and 409%, respectively.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)  For the six months ended June 30, 2008, unaudited.

(c)  Amount represents less than $0.005 per share.

(d)  Annualized.

(e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for six months ended June 30, 2008 and the fiscal years ended December 31, 2007, 2006 and 2005 would have been 0.63%, 0.63%, 0.62%, and 0.62%, respectively, for Class AAA. The expense ratios for the six months ended June 30, 2008 and the period ended December 31, 2007, would have been 0.88% and 0.89%, respectively, for the Advisor Class.

(f) The fund incurred interest expense during the fiscal years ended December 31, 2007 and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.63% and 0.61% for Class AAA, and 0.88% for the period ended December 31, 2007 for the Advisor Class. For the six months ended June 30, 2008, the effect of interest expense was minimal.

(g)  Advisor Class Shares were initially offered on May 1, 2007.

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc. (the "Corporation"), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993. On February 21, 2007, the Board of Directors (the "Board") reclassified the Fund's shares into Class AAA Shares and Advisor Class Shares and reallocated the authorized shares evenly between these Share Classes. Advisor Class Shares were first issued on May 1, 2007.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                INVESTMENTS IN      OTHER FINANCIAL
                                                  SECURITIES     INSTRUMENTS (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)        APPRECIATION)*
----------------                                --------------   -----------------------
Level 1 - Quoted Prices                          $ 92,917,875               --
Level 2 - Other Significant Observable Inputs     145,698,423             $277
Level 3 - Significant Unobservable Inputs             522,545               --
                                                 ------------             ----
TOTAL                                            $239,138,843             $277
                                                 ============             ====

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                  INVESTMENTS IN
                                                                    SECURITIES
                                                                  (MARKET VALUE)
                                                                  --------------
BALANCE AS OF 12/31/07                                               $421,386
Accrued discounts/premiums                                             11,016
Realized gain (loss)                                                       --
Change in unrealized appreciation/depreciation                         90,143
Net purchases (sales)                                                      --
Transfers in and/or out of Level 3                                         --
                                                                     --------
BALANCE AS OF 6/30/08                                                $522,545
                                                                     ========

In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into contract for difference swaps with Bear, Stearns International Limited. Details of the swaps at June 30, 2008 are as follows:

                                                                                                            NET UNREALIZED
                                   EQUITY SECURITY                  INTEREST RATE/            TERMINATION    APPRECIATION/
NOTIONAL AMOUNT                       RECEIVED                   EQUITY SECURITY PAID            DATE       (DEPRECIATION)
------------------------   -----------------------------   --------------------------------   -----------   --------------
                                   Market Value            Overnight LIBOR plus 40 bps plus
                                 Appreciation on:            Market Value Depreciation on:
$158,410 (2,000 Shares)             Xstrata plc                       Xstrata plc               02/17/09       $ 1,900
 322,708 (10,000 Shares)   Expro International Group plc     Expro International Group plc      04/15/09        (1,623)
                                                                                                               -------
                                                                                                               $   277
                                                                                                               =======

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2008, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2008.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) .....   $12,197,421
Net long-term capital gains ....................     3,661,544
                                                   -----------
Total distributions paid .......................   $15,858,965
                                                   ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2008:


                                              GROSS          GROSS      NET UNREALIZED
                                           UNREALIZED     UNREALIZED     APPRECIATION/
                               COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
                           ------------   ------------   ------------   --------------
Investments ............   $244,829,944     $2,732,571   $(8,423,672)    $(5,691,101)
Swap contracts .........             --          1,900        (1,623)            277
                           ------------     ----------   -----------     -----------
                           $244,829,944     $2,734,471   $(8,425,295)    $(5,690,824)
                           ============     ==========   ===========     ===========

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $1,000 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $250 per meeting attended and the Chairman of the

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Audit Committee and the Lead Director receive a $1,000 annual fee. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Advisor Class Share Plan, payment is authorized to Gabelli & Company at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $183,879,394 and $196,969,344, respectively.

Purchases and proceeds from the sales of U.S. Government obligations for the six months ended June 30, 2008, other than short-term obligations, aggregated $13,508,219 and $4,775,000, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2008, the Fund paid brokerage commissions on security trades of $64,025 to Gabelli & Company.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the six months ended June 30, 2008, there were no borrowings under the line of credit.

8. CAPITAL STOCK. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the distributor or through the Fund's transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 amounted to $1 and $85, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Transactions in shares of capital stock were as follows:

                                          SIX MONTHS ENDED
                                           JUNE 30, 2008                 YEAR ENDED
                                            (UNAUDITED)              DECEMBER 31, 2007
                                     -------------------------   -------------------------
                                       SHARES        AMOUNT        SHARES        AMOUNT
                                     ----------   ------------   ----------   ------------
                                             CLASS AAA                   CLASS AAA
                                     -------------------------   -------------------------
Shares sold ......................    5,499,445   $ 54,244,259    6,893,007   $ 69,660,885
Shares issued upon reinvestment of
   distributions .................           --             --    1,129,451     11,068,623
Shares redeemed ..................   (1,034,388)   (10,106,425)  (5,508,625)   (57,975,485)
                                     ----------   ------------   ----------   ------------
   Net increase ..................    4,465,057   $ 44,137,834    2,513,833   $ 22,754,023
                                     ==========   ============   ==========   ============

                                           ADVISOR CLASS               ADVISOR CLASS*
                                     -------------------------   -------------------------
Shares sold ......................    1,612,299   $ 15,769,936      841,078   $  8,859,863
Shares issued upon reinvestment of
   distributions .................           --             --       57,999        568,384
Shares redeemed ..................     (523,039)    (5,106,388)    (189,943)    (1,973,926)
                                     ----------   ------------   ----------   ------------
   Net increase ..................    1,089,260   $ 10,663,548      709,134   $  7,454,321
                                     ==========   ============   ==========   ============

----------
*    The Advisor Class Shares were initially offered on May 1, 2007.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with
Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

                              THE GABELLI ABC FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on February 27, 2008, the Board of Directors ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of diversified specialty funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund's performance was well above average in its category for all relevant periods. They also noted that the peer group for the Fund encompasses a broad range of funds which makes direct performance comparisons more difficult.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees, and that the Adviser received a moderate amount of soft dollar benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of diversified specialty funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios were at the low end of its peer group. The Independent Board Members also noted that the management fee structure was much lower than that in effect for most of the Gabelli funds.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

                     THE GABELLI ABC FUND                        [LOGO]
                     One Corporate Center
                   Rye, New York 10580-1422
                          800-GABELLI
                         800-422-3554
                       FAX: 914-921-5118
                   WEBSITE: WWW.GABELLI.COM
                   E-MAIL: INFO@GABELLI.COM
     Net Asset Value per share available daily by calling
                  800-GABELLI after 6:00 P.M.

                      BOARD OF DIRECTORS

Mario J. Gabelli, CFA          Mary E. Hauck
CHAIRMAN AND CHIEF             FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER              GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.          MUTUAL FUND MANAGEMENT CO.        THE
                                                                 GABELLI
Anthony J. Colavita            Werner J. Roeder, MD              ABC
ATTORNEY-AT-LAW                MEDICAL DIRECTOR                  FUND
ANTHONY J. COLAVITA, P.C.      LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

                           OFFICERS

Bruce N. Alpert                Peter D. Goldstein
PRESIDENT AND SECRETARY        CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                          DISTRIBUTOR
                    Gabelli & Company, Inc.

         CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
              State Street Bank and Trust Company

                         LEGAL COUNSEL
           Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------
This report is submitted  for the general  information  of the shareholders of The Gabelli ABC Fund. It is not authorized for
distribution  to  prospective  investors  unless  preceded  or     SEMI ANNUAL REPORT
accompanied by an effective prospectus.                                 JUNE 30, 2008
--------------------------------------------------------------
GAB408Q208SR

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Gabelli Investor Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     9/3/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer

Date     9/3/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.